FINANCIAL INSTRUMENTS (Details 12) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Contractual maturities	R$ 55,584,761
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	18,781,188
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	4,127,724
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	11,244,531
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	21,431,318
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	41,440,948
Borrowings And Financing [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	5,269,952
Borrowings And Financing [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	3,874,476
Borrowings And Financing [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	11,087,002
Borrowings And Financing [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	21,209,518
Leases [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	693,846
Leases [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	177,010
Leases [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	155,938
Leases [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	139,118
Leases [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	221,780
Derivatives [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	486,407
Derivatives [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	416,935
Derivatives [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	69,472
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	6,643,184
Trade Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	6,596,915
Trade Payables [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	27,838
Trade Payables [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	18,411
Trade Payables [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	20
Trade Payables Drawee Risk [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	5,709,069
Trade Payables Drawee Risk [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	5,709,069
Dividends And Interest On Equity [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	611,307
Dividends And Interest On Equity [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	R$ 611,307